Share capital and reserves	12 Months Ended
Dec. 31, 2017
Share capital and reserves
Share capital and reserves

25 Share capital and reserves

	2017	2016	Number of shares - millions
Allotted, called up and fully paid	£m	£m	2017	2016
Ordinary shares of £1	1,678	1,678	1,678	1,678
Non-cumulative preference shares of £1	140	140	140	140
Non-cumulative preference shares of US$25	—	123	—	10

Ordinary shares

The bank did not pay an ordinary dividend in 2017 (2016 - nil million; 2015 - nil)

Preference shares

The 9% non-cumulative preference shares Series A of £1 each are non-redeemable.

In December 2017 the non-cumulative preference shares Series C of US$25 were redeemed in whole.

The holders of sterling preference shares are entitled, on the winding-up of the Bank, to priority over the ordinary shareholders as regards payment of capital. Otherwise the holders of preference shares are not entitled to any further participation in the profits or assets of the Bank and accordingly these shares are classified as non-equity shares.

The holders of sterling preference shares are not entitled to receive notice of, attend, or vote at any general meeting unless the business of the meeting includes the consideration of a resolution for the winding-up of the Bank or the sale of the whole of the business of the Bank or any resolution directly affecting any of the special rights or privileges attached to any of the classes of preference shares.

Under IFRS, the Group’s preference shares are classified as debt and are included in subordinated liabilities on the balance sheet (see Note 24).

Reserves

Under UK companies legislation, when shares are redeemed or purchased wholly or partly out of the company’s profits, the amount by which the company’s issued share capital is diminished must be transferred to the capital redemption reserve. The capital maintenance provisions of UK companies legislation apply to the capital redemption reserve as if it were part of the company’s paid up share capital.

UK law prescribes that only reserves of the Bank are taken into account for the purpose of making distributions and the permissible applications of the share premium account and capital redemption reserve of £608 million (2016 and 2015 - £459 million) included within other reserves.

The Group received capital contributions of £51 million (2016 - £1,300 million; 2015 - £800 million) from the holding company for which no additional share capital was issued. As such, these were recorded as capital contributions in retained earnings.

The Group optimises capital efficiency by maintaining reserves in subsidiaries, including regulated entities. Certain preference shares and subordinated debt are also included within regulatory capital. The remittance of reserves to the parent or the redemption of shares or subordinated capital by regulated entities may be subject to maintaining the capital resources required by the relevant regulator.